Short-Term and Long-Term Borrowings (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Short-Term and Long-Term Borrowings [Abstract]
2017	$ 86,808
2018	88,339
2019	89,898
2020	91,484
2021	93,098
Thereafter	473,652
Total	$ 836,471